Equity (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Equity Abstract
Cash flow hedge effects, net of deferred taxes	$ 22,750	$ 12,417	$ (7,486)
Currency translation on foreign entities	(862,977)	135,497	(108,356)
Changes in fair value - financial instruments at FVTOCI, net of deferred taxes	11,582	7,998	(22,298)
Own credit adjustment effects	478	518	489
Total	$ (828,167)	$ 156,430	$ (137,651)